Investments in subsidiaries	12 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Investments in subsidiaries	Investments in subsidiaries
a)    Business acquisitions realized in current fiscal year
The Company made the following acquisitions during the year ended September 30, 2021:
–On December 31, 2020, the Company acquired the assets of Harris, Mackessy & Brennan, Inc.’s Professional Services Division (HMB), for a purchase price of $30,340,000. Based in the United States, the division focused on high-end technology consulting and services for commercial and government clients and is headquartered in Columbus, Ohio.
–On May 3, 2021, the Company acquired all of the outstanding shares of Sense Corp, for a purchase price of $81,173,000. Based in the United States, the professional services firm focused on digital systems integration and consulting for state and local government and commercial clients and is headquartered in Saint-Louis, Missouri.
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

2021
$
Current assets	17,746
PP&E (Note 6)	1,869
Right-of-use assets (Note 7)	4,982
Intangible assets (Note 9)	22,107
Deferred tax assets	749
Goodwill[1] (Note 12)	75,697
Current liabilities	(11,859)
Lease liabilities	(5,733)
105,558
Cash acquired	5,955
Net assets acquired	111,513

Consideration paid	104,148
Consideration payable	7,365
[1] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2021, $75,697,000 of the goodwill is included in the U.S. Commercial and State Government operating segment. An amount of goodwill of $23,985,000 is deductible for tax purposes.
26.    Investments in subsidiaries (continued)
a)    Business acquisitions realized in current fiscal year (continued)
During the year ended September 30, 2021, the Company finalized the fair value of assets acquired and liabilities assumed for HMB and Sense Corp.
For the year ended September 30, 2021, the above acquisitions would have contributed approximately $100,000,000 of revenues and $8,000,000 of earnings before acquisition-related and integration costs, and income taxes to the financial results of the Company had the acquisition dates been October 1, 2020. These pro-forma figures are estimated based on the historical financial performance of the acquired businesses prior to the business combinations and do not include any financial synergies.
These acquisitions were made to further expand CGI’s footprint in the region and to complement CGI's proximity model.
b)    Subsequent events
On October 1, 2021, the Company acquired all of the outstanding shares of Array Holding Company, Inc. (Array), for a purchase price of $63,279,000. Based in the United States, Array is a leading digital services provider that optimizes mission performance for the U.S. Department of Defense and other government organizations and is headquartered in Greenbelt, Maryland.
On October 28, 2021, the Company acquired all of the outstanding shares of Cognicase Management Consulting (CMC), for a purchase price of $93,080,000. Based in Spain, CMC is a leading provider of technology and management consulting services and solutions, headquartered in Madrid. The acquisition will be reported under the Western and Southern Europe operating segment. Due to the limited period of time between the date of the CMC acquisition and the filing of the Company's consolidated financial statements for the year ended September 30, 2021, it was impracticable to provide certain business acquisitions required disclosures, including the fair value of assets acquired and liabilities assumed. The Company will issue the preliminary assessments in its interim condensed consolidated financial statements for the three months ending December 31, 2021.
These acquisitions were made to further expand CGI’s footprint in the regions and to complement CGI's proximity model.
c)    Business acquisitions realized in the prior fiscal year
The Company made the following significant acquisitions during the year ended September 30, 2020:
–On December 18, 2019, the Company acquired all of the outstanding shares of SCISYS Group Plc (SCISYS), for a purchase price of $130,260,000. Predominantly based in United Kingdom and Germany, SCISYS operates in several sectors, with deep expertise and industry leading solutions in the space and defense sectors, as well as in the media and broadcast news industries, headquartered in Dublin, Ireland.
–On January 20, 2020, the Company acquired all of the outstanding shares of Meti Logiciels et Services SAS (Meti), for a purchase price of $43,404,000. Based in France, Meti is specialized in the development of software solutions for the retail sector across Europe and works with some of Europe's largest retailers.
–On March 31, 2020, the Company acquired all of the outstanding shares of TeraThink Corporation (TeraThink), for a purchase price of $99,388,000. Based in the United States, TeraThink is an information technology and management consulting firm providing digitization, enterprise finance, risk management, and data analytics services to the U.S. federal government and is headquartered in Reston, Virginia.
With significant strategic consulting, system integration and customer-centric digital innovation capabilities, these acquisitions were made to complement CGI's proximity model and expertise across key sectors, including communications, retail, space and defense and government.
26.    Investments in subsidiaries (continued)
c)    Business acquisitions realized in the prior fiscal year (continued)
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed. During the year ended September 30, 2020, the fair value of assets acquired and liabilities assumed for SCISYS, TeraThink and Meti were preliminary.

	SCISYS	TeraThink	Other	Total
	$	$	$	$
Current assets	28,461	14,227	12,995	55,683
PP&E (Note 6)	16,893	1,369	638	18,900
Right-of-use assets (Note 7)	3,362	4,228	4,269	11,859
Intangible assets (Note 9)	16,837	19,025	10,661	46,523
Goodwill[1]	144,712	86,642	37,683	269,037
Current liabilities	(68,254)	(13,910)	(14,414)	(96,578)
Deferred tax liabilities	(3,030)	—	(1,507)	(4,537)
Retirement benefits obligations (Note 17)	—	—	(1,068)	(1,068)
Long-term debt	(10,880)	(9,732)	(122)	(20,734)
Lease liabilities	(4,336)	(4,935)	(4,321)	(13,592)
	123,765	96,914	44,814	265,493
Cash acquired	6,495	2,474	7,035	16,004
Net assets acquired	130,260	99,388	51,849	281,497

Consideration paid	130,260	99,388	51,849	281,497
[1]The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2020, $32,272,000 of the goodwill is included in the Western and Southern Europe operating segment, $5,411,000 in the Canada operating segment, $86,642,000 in the U.S. Federal operating segment, $53,170,000 in the U.K and Australia operating segment and $91,542,000 in the Central and Eastern Europe operating segment. The goodwill is only deductible for tax purposes for TeraThink.
During the year ended September 30, 2021, the Company finalized the fair value of assets acquired and liabilities assumed for TeraThink with no significant adjustments.
During the year ended September 30, 2021, the Company finalized the fair value of assets acquired and liabilities assumed for SCISYS and Meti with adjustments resulting mainly in an increase of business solutions acquired and a decrease of client relationships.
d)    Acquisition-related and integration costs
During the year ended September 30, 2021, the Company expensed $7,371,000, for acquisition-related and integration costs. This amount includes acquisition-related costs of $293,000, and integration costs of $7,078,000. The acquisition-related costs consist mainly of professional fees incurred for the acquisitions. The integration costs include terminations of employment of $1,008,000, accounted for in restructuring provisions, and other integration costs of $6,070,000.
During the year ended September 30, 2020, the Company expensed $76,794,000, for acquisition-related and integration costs. This amount included acquisition-related costs of $6,545,000, and integration costs of $70,249,000. The acquisition-related costs consisted mainly of professional fees incurred for the acquisitions. The integration costs included terminations of employment of $49,390,000, accounted for in restructuring provisions, and other integration costs of $20,859,000.
e)     Disposal
There was no significant disposal during the years ended September 30, 2021 and 2020.